Environmental, Contingencies And Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Environmental, Contingencies And Commitments [Abstract]
Summary Of Changes In Asset Retirement Obligation

Asset retirement obligation as of December 31, 2009	$38.7

Liabilities incurred	0.0
Liabilities settled	(0.1)
Accretion expense	2.5
Revision in estimated cash flows (1)	(4.2)
Currency exchange	(0.9)

Asset retirement obligation as of December 31, 2010	$36.0

Liabilities incurred	0.0
Liabilities settled	(1.0)
Accretion expense	2.6
Revision in estimated cash flows	(0.1)
Currency exchange	(0.6)

Asset retirement obligation as of December 31, 2011	$36.9

Note: The table above excludes asset retirement obligations of $7.6, and $7.3 as of December 31, 2010 and 2009, respectively, which related to our former Building Block Chemicals segment and were included in non-current liabilities held for sale in the accompanying consolidated balance sheets.

(1)	Includes reversals of $3.8 related to sales of facilities.

Number Of Claimants Involved In Asbestos Claims

	Year Ended December 31, 2011	Year Ended December 31, 2010

Number of claimants at beginning of period	8,000	8,000
Number of claimants associated with claims closed during period	(100)	(100)
Number of claimants associated with claims opened during period	100	100

Number of claimants at end of period	8,000	8,000

Estimated Future Minimum Rental Expenses

Year	Operating Leases
2012	$13.1
2013	10.0
2014	8.9
2015	7.6
2016	7.2
Thereafter	17.1

Total minimum lease payments	$63.9